Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) (10-K) - USD ($) $ in Thousands		Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Advances from customers			$ 372	$ 353
Accrued expenses			143	166
Operating lease liabilities			196	154
Employees and payroll accruals			155	152
Liability for vacation pay			134	115
Warranty provision			124	160
Related party	[1]		8	87
Other payables			66	81
Accrued Expenses and Other Liabilities		$ 1,255	$ 1,198	$ 1,268

[1]	Compensation to the chairman of the Board of Directors ("BOD") as of December 31 ,2020 and 2019. The total fees to the chairman of the BOD recorded in general and administrative expenses for the years ended on December 31, 2020 and 2019, amounted to $32 and $25, respectively.